Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000032337
Shareholder Report [Line Items]
Fund Name	Haverford Quality Growth Stock Fund
Trading Symbol	HAVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Haverford Quality Growth Stock Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.haverfordfunds.com/fund-overview.html. You can also request this information by contacting us at 1-866-301-7212.
Additional Information Phone Number	1-866-301-7212
Additional Information Website	http://www.haverfordfunds.com/fund-overview.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Haverford Quality Growth Stock Fund	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Haverford Quality Growth Stock Fund	13.58%	12.91%	10.91%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
NASDAQ Dividend Achievers Select Total Return Index (USD)	14.88%	14.05%	13.09%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 322,117,156
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,830,790
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Energy	1.2%
Materials	1.5%
Utilities	2.7%
Communication Services	5.9%
Consumer Discretionary	6.9%
Consumer Staples	8.4%
Health Care	13.4%
Industrials	13.5%
Financials	18.5%
Information Technology	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.5%
Apple	6.9%
RTX	5.5%
JPMorgan Chase	5.0%
Alphabet, Cl A	4.7%
Oracle	4.7%
Costco Wholesale	4.4%
Mastercard, Cl A	4.1%
BlackRock Funding	4.1%
TJX	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-301-7212
Updated Prospectus Web Address	http://www.haverfordfunds.com/fund-overview.html